Other Long-Term Liabilities - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 124	$ 414	$ 426
Share-based compensation expense (recovery)	223	(146)	134
Cash payment for stock options surrendered	(2)	(5)	(6)
Transferred to common shares	(53)	(120)	(154)
Charged to (recovered from) Oil Sands Mining and Upgrading, net	5	(19)	14
Balance – end of year	297	124	414
Less: current portion	227	92	348
Non-current liabilities from share-based payment arrangements	70	32	66
Performance Share Units
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Share-based compensation expense (recovery)	$ 62	$ 13	$ 5